Note 13 - Fair Value of Financial Instruments (Detail) - Assets and Liabilities Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Government-sponsored Enterprises Debt Securities [Member]
Assets Measured on Recurring Basis	$ 1,012	$ 2,559
Agency Mortgage-Backed Securitites, Residential (Member)
Assets Measured on Recurring Basis	93,953	77,598
US Treasury Securities [Member]
Assets Measured on Recurring Basis		$ 5,513